Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Empower Securefoundation® Balanced Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced Fund
Class Name	Class L
Trading Symbol	MXLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Securefoundation ® Balanced Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Class L/MXLDX)	$ 90	0.84% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion
of
Fund Performance
For the 12-month
reporting
period ended December 31, 2025, the Fund returned 12.67%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 13.73% over the same period.
Summary
of
Performance
The Fund invests primarily
in
a mix of underlying index funds in order to achieve returns generally consistent with its composite benchmark. During the period, the allocation to international equities was the largest contributor to performance, while the allocation to fixed income was the largest detractor from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced Fund (Class L/MXLDX)	12.67%	5.32%	7.14%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	13.73%	6.34%	7.91%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 736,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 736M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the
investment
makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.84%
Empower S&P 500 ® Index Fund Institutional Class	20.94%
Empower International Index Fund Institutional Class	14.00%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.57%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	8.97%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.69%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.84%
Empower S&P 500 ® Index Fund Institutional Class	20.94%
Empower International Index Fund Institutional Class	14.00%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.57%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	8.97%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.69%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Securefoundation® Balanced Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced Fund
Class Name	Institutional Class
Trading Symbol	MXCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Securefoundation ® Balanced Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Institutional Class/MXCJX)	$ 26	0.24% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion
of
Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 13.31%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which
returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 13.73% over the same period.
Summary
of
Performance
The Fund invests primarily
in
a mix of underlying index funds in order to achieve returns generally consistent with its composite benchmark. During the period, the allocation to international equities was the largest contributor to performance, while the allocation to fixed income was the largest detractor from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced Fund (Institutional Class/MXCJX)	13.31%	5.97%	7.80%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	13.73%	6.34%	7.91%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 736,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 736M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show
the
investment makeup
of
the Fund, representing percentage
of
the total investments

of
the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.84%
Empower S&P 500 ® Index Fund Institutional Class	20.94%
Empower International Index Fund Institutional Class	14.00%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.57%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	8.97%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.69%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.84%
Empower S&P 500 ® Index Fund Institutional Class	20.94%
Empower International Index Fund Institutional Class	14.00%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.57%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	8.97%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.69%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Securefoundation® Balanced Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced Fund
Class Name	Investor Class
Trading Symbol	MXSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Securefoundation ® Balanced Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Investor Class/MXSBX)	$ 63	0.59% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion
of
Fund Performance
For the 12-
month
reporting period ended December 31, 2025, the Fund returned 12.93%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 13.73% over the same period.
Summary
of
Performance
The Fund invests
primarily
in a mix of underlying index funds in order to achieve returns generally consistent with its composite benchmark. During the period, the allocation to international equities was the largest contributor to performance, while the allocation to fixed income was the largest detractor from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced Fund (Investor Class/MXSBX)	12.93%	5.61%	7.44%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	13.73%	6.34%	7.91%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 736,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 736M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show
the
investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.84%
Empower S&P 500 ® Index Fund Institutional Class	20.94%
Empower International Index Fund Institutional Class	14.00%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.57%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	8.97%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.69%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.84%
Empower S&P 500 ® Index Fund Institutional Class	20.94%
Empower International Index Fund Institutional Class	14.00%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.57%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	8.97%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.69%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Securefoundation® Balanced Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced Fund
Class Name	Service Class
Trading Symbol	MXSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Securefoundation ® Balanced Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced Fund (Service Class/MXSHX)	$ 74	0.69% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion
of
Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 12.79%, as compared to its broad-based securities market index, the
FT
Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 13.73% over the same period.
Summary
of
Performance
The Fund invests primarily
in
a mix of underlying index funds in order to achieve returns generally consistent with its composite benchmark. During the period, the allocation to international equities was the largest contributor to performance, while the allocation to fixed income was the largest detractor from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced Fund (Service Class/MXSHX)	12.79%	5.50%	7.32%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	13.73%	6.34%	7.91%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 736,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 736M
Total number of portfolio holdings	7
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.84%
Empower S&P 500 ® Index Fund Institutional Class	20.94%
Empower International Index Fund Institutional Class	14.00%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.57%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	8.97%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.69%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Bond Index Fund Institutional Class	34.84%
Empower S&P 500 ® Index Fund Institutional Class	20.94%
Empower International Index Fund Institutional Class	14.00%
Empower S&P Mid Cap 400 ® Index Fund Institutional Class	11.57%
Empower S&P Small Cap 600 ® Index Fund Institutional Class	8.97%
Empower of America Contract	4.99%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.69%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Securefoundation® Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	Empower Securefoundation® Balanced ETF Fund
Class Name	Class A
Trading Symbol	SFBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Securefoundation ® Balanced ETF Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower SecureFoundation ® Balanced ETF Fund (Class A/SFBPX)	$ 29	0.27% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.04%).

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion
of
Fund Performance
For the 12-month reporting
period
ended December 31, 2024, the Fund returned 14.50%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 13.81% over the same period.
Summary
of
Performance
The Fund
invests
primarily in a mix of underlying exchange-traded funds in order to achieve returns generally consistent with its composite index. During the period, the allocation to international equities was the largest contributor to performance, while the allocation to fixed income was the largest detractor from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower SecureFoundation ® Balanced ETF Fund (Class A/SFBPX)	14.50%	5.91%	7.66%
Empower SecureFoundation ® Balanced ETF Fund (Class A/SFBPX) (a)	8.78%	4.83%	7.11%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	13.81%	6.18%	7.93%
(a)	Reflects 5.00% sales charge

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 17,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0	[3]
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 17M
Total number of portfolio holdings	8
Total advisory fee paid	$ 0.0M (a)
Portfolio turnover rate as of the end of the reporting period	11%
(a)	Amount represents less than $50K.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the
investment
makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Vanguard Total Bond Market ETF	37.79%
Vanguard S&P 500 ® ETF	19.64%
Vanguard FTSE Developed Markets ETF	13.22%
Vanguard S&P Mid-Cap 400 ® ETF	10.87%
Vanguard Russell 2000 ETF	8.44%
Vanguard FTSE Emerging Markets ETF	4.36%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.48%
Federated Hermes Government Obligations Fund Institutional Class	2.20%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Vanguard Total Bond Market ETF	37.79%
Vanguard S&P 500 ® ETF	19.64%
Vanguard FTSE Developed Markets ETF	13.22%
Vanguard S&P Mid-Cap 400 ® ETF	10.87%
Vanguard Russell 2000 ETF	8.44%
Vanguard FTSE Emerging Markets ETF	4.36%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.48%
Federated Hermes Government Obligations Fund Institutional Class	2.20%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).
[2]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.04%).
[3]	Amount represents less than $50K.